QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-21958
Investment Company Act file number

 DGHM Investment Trust
(Exact name of registrant as specified in charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
 (Address of principal executive offices) (Zip code)

 The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

with a copy to

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66221

 (800) 653-2839
Registrant's telephone number, including area code:

   Date of fiscal year end: Last day of February

     Date of reporting period: 05/31/2012

ITEM 1. SCHEDULE OF INVESTMENTS.

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS May 31, 2012
Number of Shares	Security Description		% of Total Investments	Fair Value

	COMMON STOCKS		100.00%

	AEROSPACE/DEFENSE		2.48%
44,706	General Dynamics Corporation			$ 2,861,631

	BANKS		3.32%
329,080	People's United Financial Inc.			3,827,200

	COMPUTERS		6.08%
	Akamai Technologies, Inc.			2,951,017
100,580	International Business Machines Corporation			3,069,811
15,914	Teradata Corporation			989,688
14,887				7,010,516
	DIVERSIFIED FINANCIAL SERVICES		16.12%
67,556	AON Corp.			3,141,354
78,360	CIT Group Inc.			2,679,128
129,600	Invesco Limited			2,818,800
112,244	JPMorgan Chase & Co.			3,720,889
431,220	KeyCorp			3,234,150
72,900	State Street Corp.			3,004,209
				18,598,530
	HEALTHCARE		8.61%
71,800	Baxter International Inc.			3,634,516
95,120	Parexel International Corp.			2,545,411
72,945	Stryker Corp.			3,753,020
				9,932,947
	INSURANCE		5.00%
44,702	ACE Limited			3,233,296
122,650	Lincoln National Corp.			2,535,175
				5,768,471
	INTEGRATED UTILITIES		2.94%
59,750	DTE Energy Co.			3,395,593

	MEDIA		8.07%
63,434	The DIRECTV Group, Inc. Class A			2,819,641
64,551	Omnicom Group, Inc.			3,077,792
71,506	Viacom, Inc."B			3,412,981
				9,310,414
	MINING		2.03%
73,120	Freeport-McMoRan Copper & Gold Inc.			2,342,765

	MISCELLANEOUS MANUFACTURING		13.79%
37,222	3M Company			3,141,909
100,670	Analog Devices, Inc.			$ 3,661,368
43,787	Becton, Dickinson and Co.			3,202,143
51,610	Dover Corp.			2,919,062
61,653	Rockwood Holdings Inc.			2,984,005
				15,908,487
	OIL & GAS SERVICES		9.05%
62,530	Devon Energy Corp.			3,721,785
35,277	Pioneer Natural Resources Co.			3,411,286
112,840	Vectren Corp.			3,308,469
.				10,441,540
	REAL ESTATE INVESTMENT TRUST		3.21%
54,071	Alexandria Real Estate Equities, Inc.			3,701,701

	RETAIL		6.40%
147,979	Best Buy Co., Inc.			2,770,167
68,000	Chico's FAS, Inc.			993,480
190,470	Safeway Inc.			3,622,739
				7,386,386

	TELECOMMUNICATIONS		4.18%
141,000	AT&T Inc.			4,817,970

	TRANSPORTATION		8.73%
105,667	Thor Industries, Inc.			3,249,260
82,582	Tidewater Inc.			3,722,797
41,320	United Parcel Service, Inc. "B"			3,096,521
				10,068,578

	TOTAL COMMON STOCKS		100.00%	115,372,729

	TOTAL INVESTMENTS:		100.00%	$ 115,372,729

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Level 1	Level 2		Level 3
				Significant
		Other Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Common Stocks	$115,372,729	-		-	$115,372,729
Investment Companies	-	-		-	-
	$115,372,729	-		-	$115,372,729

Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2012.

At May 31, 2012 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $114,824,795 and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation			$ 8,178,760
	Gross unrealized depreciation			(7,630,826)
	Net unrealized appreciation (depreciation)			$ 547,934

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS May 31, 2012 (unaudited)
Number of Shares	Security Description		% of Total Investments	Fair Value
	COMMON STOCKS		100.00%

	BANKS		14.93%
239	Associated Banc-Corp			$ 3,026
224	Colony Financial Inc.			3,763
91	Community Trust Bancorp, Inc.			3,006
424	National Penn Bancshares, Inc.			3,778
348	Old National Bancorp			4,033
288	Provident Financial Services			4,018
167	Sandy Spring Bancorp, Inc.			2,971
131	United Financial Bancorp, Inc.			1,805
134	Webster Financial Corp.			2,716
143	WesBanco, Inc.			2,907
				32,023
	CHEMICALS		2.13%
346	PolyOne Corp.			4,578

	COMMERCIAL SERVICES		1.43%
67	Steiner Leisure Ltd.			3,071

	COMPUTERS/SOFTWARE/DATA		4.98%
262	Qlogic Corp			3,566
118	Quest Software, Inc.			2,950
276	Sykes Enterprise, Inc.			4,154
				10,670

	DIVERSIFIED REAL ESTATE INVESTMENTS		12.97%
196	BioMed Realty Trust, Inc.			3,538
84	CBL & Associates Properties, Inc.			1,467
171	Colonial Properties Trust			3,627
493	Cousins Properties, Inc.			3,569
126	Gaylord Entertainment Co.			4,782
160	Glimcher Realty Trust			1,472
628	Hersha Hospitality Trust			3,347
81	Koppers Holdings, Inc.			2,844
77	Sun Communities, Inc.			3,173
				27,819
	FINANCE		1.38%
420	Global Cash Access Holdings, Inc.			2,961

	HEALTHCARE		4.50%
28	Bio-Rad Laboratories, Inc.			2,789
128	ICON PLC ADR			2,748
80	ICU Medical, Inc.			4,116
				9,653
	INSURANCE		7.50%
191	Alterra Capital Holdings Ltd.			4,242
273	First American Financial Corp.			4,302
114	Hanover Insurance Group Inc.			4,447
380	Maiden Holdings Ltd.			3,093
				16,084

	INVESTMENT SERVICES		1.22%
63	GAMCO Investors, Inc.			2,615

	MEDIA		0.96%
76	Scholastic Corp.			2,048

	MISCELLANEOUS MANUFACTURING		13.80%
144	Beacon Roofing Supply, Inc.			3,578
87	Brady Corp. Class A			2,387
52	Cytec Industries Inc.			3,144
229	Elecro Scientific Industries, Inc.			2,526
97	EMCOR Group, Inc.			2,653
241	Herman Miller, Inc.			4,454
50	Mueller Industries, Inc.			2,124
29	NACCO Industries, Inc. Class A			3,043
93	Pool Corp			3,438
30	The Toro Co.			2,235
				29,582
	OIL & GAS SERVICES		3.99%
89	Berry Petroleum Co. Class A			3,463
138	Swift Energy Co.			2,747
80	Vectren Corp.			2,346
.				8,556
	RESEARCH		1.32%
106	Parexel International Corp.			2,837

	RETAIL		10.78%
119	The Cato Corp "A"			3,415
436	Chico's FAS, Inc.			6,370
23	Genesco Inc.			1,529
72	Papa John's International, Inc.			3,349
69	Snap-on Inc.			4,175
98	Weis Markets, Inc.			4,277
				23,115
	SEMICONDUCTOR		1.41%
659	Lattice Semiconductor Corp.			3,012

	STEEL		1.45%
66	Reliance Steel & Aluminum Co.			3,116

	TECHNOLOGY		4.21%
74	Anixter International Inc.			4,256
295	Booz Allen Hamilton Holding Corp.			4,782
				9,038

	TRANSPORTATION		6.84%
316	Heartland Express, Inc.			4,500
181	Thor Industries, Inc.			5,566
189	Werner Enterprises, Inc.			4,600
				14,666

	UTILITIES		4.19%
84	Cleco Corp.			3,431
58	Pinnacle West Capital Corp.			2,864
107	Portland General Electric Co.			2,691
				8,986

			100.00%
	TOTAL COMMON STOCKS			214,430

	TOTAL INVESTMENTS:		100.00%	$ 214,430

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Level 1	Level 2		Level 3
				Significant
		Other Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Common Stocks	214,430	-		-	$214,430
Investment Companies	-	-		-	-
	$214,430	-		-	$214,430

Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2012.

At May 31, 2012 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $201,902 and the related tax-based net unrealized appreciation (depreciation)
consists of:

	Gross unrealized appreciation			$ 20,462
	Gross unrealized depreciation			(7,934)
	Net unrealized appreciation (depreciation)			$ 12,528

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2:  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3: EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust
(Registrant)

By:  /s/ Jeffrey C. Baker
         Jeffrey C. Baker
         Principal Executive Officer

Date: July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Jeffrey C. Baker
        Jeffrey C. Baker
        Principal Executive Officer

Date: July 26, 2012

By: /s/ Thomas F. Gibson
        Thomas F. Gibson
        Principal Financial Officer

Date: July 26, 2012